Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,000,000
Previously Paid Amount	0.00
Total Fee Amount	3,038.20
Total Offset Amount	0.00
Net Fee	3,038.20
Narrative - Max Aggregate Offering Price	$ 22,000,000
Final Prospectus	true